EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are common/collective trusts and stable value funds managed by Fidelity, and shares of mutual funds managed by Fidelity Investments Institutional Operations Company LLC, an affiliate of Fidelity. Fidelity is the trustee and recordkeeper as defined by the Plan. These transactions qualify as exempt party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund. Administrative revenues arise when investment managers return a portion of the investment fees to Fidelity to offset the administrative expenses. Any excess resulting from this revenue sharing remains in an unallocated account from which future Plan expenses can be paid. During 2025, there were no Plan administrative expenses paid from this unallocated account. The Plan held undistributed administrative revenues of $218,529 and $136,564 at December 31, 2025 and 2024, respectively. The Plan paid administrative fees of $139,431 to Fidelity and $8,966 to Empower Trust Company LLC and Alerus Financial, N.A. for the year ended December 31, 2025.
At December 31, 2025 and 2024, the Plan held 293,407 and 379,117 ordinary shares of nVent, the parent of the sponsoring employer, with a cost basis of $5,227,845 and $6,380,017, respectively. During the year ended December 31, 2025, purchases of shares by the Plan totaled $1,839,451 and sales and transfers of shares by the Plan totaled $7,610,668, respectively. During the year ended December 31, 2025, the Plan recorded dividend income of $233,723 with respect to the ordinary shares of nVent.
Participant loans also qualify as party-in-interest transactions and amounted to $6,249,753 and $7,304,058 at December 31, 2025 and 2024, respectively.